Preferred Stock (Details) $ in Millions		12 Months Ended
	Jul. 23, 2024 USD ($)	Dec. 31, 2024 USD ($) vote shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)
Preferred Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Preferred stock, shares authorized and designated		4,742,300	4,776,800
Preferred stock, shares issued and outstanding		4,680,752	4,714,427
Preferred stock, liquidation preference, value | $		$ 19,376	$ 20,216
Preferred stock, carrying value | $		$ 18,608	$ 19,448
Detail of Preferred Stock [Abstract]
Voting rights		If issued, preference shares would be limited to one vote per share
Number of additional common stock shares per preferred share		16.5916	16.5916
Preferred stock, no voting rights [Member]
Detail of Preferred Stock [Abstract]
Preferred shares authorized		20,000,000
Preferred stock, par or stated value | $		$ 0
Preferred stock, voting rights [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Preferred stock, shares issued and outstanding		0
Detail of Preferred Stock [Abstract]
Preferred shares authorized		4,000,000
Preferred stock, par or stated value | $		$ 0
Number of votes per share | vote		1
Dividend Equalization Preferred Shares (DEP) [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Preferred stock, shares authorized and designated		97,000	97,000
Preferred stock, shares issued and outstanding		96,546	96,546
Preferred stock, liquidation preference, value | $		$ 0	$ 0
Preferred stock, carrying value | $		$ 0	$ 0
Series L - 7.50% Non-Cumulative Perpetual Convertible Class A Preferred Stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Preferred stock, shares authorized and designated		4,025,000	4,025,000
Preferred stock, shares issued and outstanding		3,967,906	3,967,981
Preferred stock, liquidation preference, value | $		$ 3,968	$ 3,968
Preferred stock, carrying value | $		$ 3,200	$ 3,200
Preferred stock, dividend rate (percent)		7.50%	7.50%
Detail of Preferred Stock [Abstract]
Number of common stock shares per preferred share		6.3814	6.3814
Dividends, preferred stock | $		$ 298	$ 298	$ 298
Series R - 6.625% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Preferred stock, shares authorized and designated		0	34,500
Preferred stock, shares issued and outstanding		0	33,600
Preferred stock, liquidation preference, value | $		$ 0	$ 840
Preferred stock, carrying value | $		$ 0	$ 840
Preferred stock, dividend rate (percent)		6.625%	6.625%
Series S - 5.900% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Preferred stock, shares authorized and designated		0	80,000
Preferred stock, shares issued and outstanding		0	80,000
Preferred stock, liquidation preference, value | $		$ 0	$ 2,000
Preferred stock, carrying value | $		$ 0	$ 2,000
Preferred stock, dividend rate (percent)		5.90%	5.90%
Series U - 5.875% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Preferred stock, shares authorized and designated		80,000	80,000
Preferred stock, shares issued and outstanding		80,000	80,000
Preferred stock, liquidation preference, value | $		$ 2,000	$ 2,000
Preferred stock, carrying value | $		$ 2,000	$ 2,000
Preferred stock, dividend rate (percent)		5.875%	5.875%
Series Y - 5.625% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Preferred stock, shares authorized and designated		27,600	27,600
Preferred stock, shares issued and outstanding		27,600	27,600
Preferred stock, liquidation preference, value | $		$ 690	$ 690
Preferred stock, carrying value | $		$ 690	$ 690
Preferred stock, dividend rate (percent)		5.625%	5.625%
Series Z - 4.75% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Preferred stock, shares authorized and designated		80,500	80,500
Preferred stock, shares issued and outstanding		80,500	80,500
Preferred stock, liquidation preference, value | $		$ 2,013	$ 2,013
Preferred stock, carrying value | $		$ 2,013	$ 2,013
Preferred stock, dividend rate (percent)		4.75%	4.75%
Series AA - 4.70% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Preferred stock, shares authorized and designated		46,800	46,800
Preferred stock, shares issued and outstanding		46,800	46,800
Preferred stock, liquidation preference, value | $		$ 1,170	$ 1,170
Preferred stock, carrying value | $		$ 1,170	$ 1,170
Preferred stock, dividend rate (percent)		4.70%	4.70%
Series BB - 3.90% Fixed-Reset Non-Cumulative Perpetual Class A Preferred Stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Preferred stock, shares authorized and designated		140,400	140,400
Preferred stock, shares issued and outstanding		140,400	140,400
Preferred stock, liquidation preference, value | $		$ 3,510	$ 3,510
Preferred stock, carrying value | $		$ 3,510	$ 3,510
Preferred stock, dividend rate (percent)		3.90%	3.90%
Series CC - 4.375% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Preferred stock, shares authorized and designated		46,000	46,000
Preferred stock, shares issued and outstanding		42,000	42,000
Preferred stock, liquidation preference, value | $		$ 1,050	$ 1,050
Preferred stock, carrying value | $		$ 1,050	$ 1,050
Preferred stock, dividend rate (percent)		4.375%	4.375%
Series DD - 4.25% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Preferred stock, shares authorized and designated		50,000	50,000
Preferred stock, shares issued and outstanding		50,000	50,000
Preferred stock, liquidation preference, value | $		$ 1,250	$ 1,250
Preferred stock, carrying value | $		$ 1,250	$ 1,250
Preferred stock, dividend rate (percent)		4.25%	4.25%
Series EE - 7.625% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Preferred stock, shares authorized and designated		69,000	69,000
Preferred stock, shares issued and outstanding		69,000	69,000
Preferred stock, liquidation preference, value | $		$ 1,725	$ 1,725
Preferred stock, carrying value | $		$ 1,725	$ 1,725
Preferred stock, dividend rate (percent)		7.625%	7.625%
Series FF - 6.85% Fixed Non-Cumulative Perpetual Class A Preferred Stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Preferred stock, shares authorized and designated		80,000	0
Preferred stock, shares issued and outstanding		80,000	0
Preferred stock, liquidation preference, value | $		$ 2,000	$ 0
Preferred stock, carrying value | $		$ 2,000	$ 0
Preferred stock, dividend rate (percent)		6.85%
Detail of Preferred Stock [Abstract]
Preferred stock issued | $	$ 2,000